Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued expenses and other payables
Note 10 – Accrued expenses and other payables

	As of December 31, 2023	As of December 31, 2022

Accrued expenses (i)	$80,018	$85,358
Accrued payroll	948,371	769,054
Estimated warranty liabilities (ii)	65,073	78,434
Intercourse funds payable (iii)	196,479	60,190
Total accrued expenses and other payables	$1,289,941	$993,036

(i)	Accrued expenses
The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting
fees,
and
other miscellaneous office related expenses.

(ii)	Estimated warranty liabilities

The assurance-type warranties are accounted for as warranty obligations and are accrued in accordance with ASC 460-10, which details the accounting for guarantees. The warranty liability estimate is based on the average historical defect and replacement rate of each major product category, and multiplied by the total sale amount of the category for each year.

(iii)	Intercourse funds payable

The intercourse funds payable are those nontrade payables arising from transactions between the Company and certain third parties, such as advances made by the third party on behalf of the Company. Intercourse funds payable are due on demand.